Mar. 17, 2020
Great Lakes Disciplined International Smaller Company Fund
Great Lakes Disciplined International Smaller Company Fund
MANAGED PORTFOLIO SERIES
(the “Trust”)

Great Lakes Disciplined International Smaller Company Fund

Supplement dated March 17, 2020 to the
Prospectus and Summary Prospectus for the Fund dated August 1, 2019

Effective immediately, the following disclosure in the Fund's Principal Investment Strategies section is revised as follows:
“Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-U.S. equity securities of smaller-capitalization (“smaller”) companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these non-U.S. companies. Non-U.S. smaller companies are companies in the FTSE Global ex-U.S. AllCap Index, which are companies organized outside the United States and whose securities are principally traded outside the United States, and include companies in developed and emerging countries. The Fund considers a company to be a smaller company if it has a market capitalization, at the time of purchase, within the bottom 75% (by cumulative Index weight) of the FTSE Global ex-US AllCap Index. The market capitalizations within the index vary, but as of June 30, 2019, they ranged from approximately $20.0 million to $11.2 billion."

All references in the Prospectus and Summary Prospectus to the definition of Non-U.S. smaller companies are hereby updated to reflect the revised language.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.